Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal Home Loan Bank, Advances [Line Items]
Contractual maturities of borrowings with the FHLB	$ 51,735	$ 71,826
Advance Date 9/5/2012
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	09/05/19
Current Rate	1.13%
Contractual maturities of borrowings with the FHLB	$ 0	246
Advance Date 12/19/2012
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	12/19/19
Current Rate	1.20%
Contractual maturities of borrowings with the FHLB	$ 0	321
Advance Date 1/4/2013
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/04/19
Current Rate	1.52%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 01/22/2013
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/22/19
Current Rate	1.44%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 2/20/2013
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	02/20/20
Current Rate	1.28%
Contractual maturities of borrowings with the FHLB	$ 37	185
Advance Date 2/20/2013
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	02/21/23
Current Rate	1.77%
Contractual maturities of borrowings with the FHLB	$ 345	447
Advance Date 1/21/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/22/19
Current Rate	1.45%
Contractual maturities of borrowings with the FHLB	$ 0	34
Advance Date 3/20/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	03/20/19
Current Rate	1.50%
Contractual maturities of borrowings with the FHLB	$ 0	103
Advance Date 7/21/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	07/21/21
Current Rate	1.94%
Contractual maturities of borrowings with the FHLB	$ 250	397
Advance Date 7/21/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	07/22/19
Current Rate	2.08%
Contractual maturities of borrowings with the FHLB	$ 0	500
Advance Date 8/21/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	08/21/19
Current Rate	2.12%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 10/02/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/04/21
Current Rate	2.00%
Contractual maturities of borrowings with the FHLB	$ 576	867
Advance Date 10/15/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/15/21
Current Rate	1.69%
Contractual maturities of borrowings with the FHLB	$ 286	431
Advance Date 11/28/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/29/21
Current Rate	1.90%
Contractual maturities of borrowings with the FHLB	$ 599	890
Advance Date 12/31/2014
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	12/31/19
Current Rate	1.63%
Contractual maturities of borrowings with the FHLB	$ 0	224
Advance Date 1/14/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/14/20
Current Rate	1.73%
Contractual maturities of borrowings with the FHLB	$ 1,500	1,500
Advance Date 1/21/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/21/21
Current Rate	1.97%
Contractual maturities of borrowings with the FHLB	$ 500	500
Advance Date 1/21/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/21/20
Current Rate	1.79%
Contractual maturities of borrowings with the FHLB	$ 500	500
Advance Date 4/13/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	04/13/20
Current Rate	1.74%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 5/20/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	05/20/20
Current Rate	1.52%
Contractual maturities of borrowings with the FHLB	$ 103	308
Advance Date 5/20/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	05/20/22
Current Rate	1.91%
Contractual maturities of borrowings with the FHLB	$ 372	517
Advance Date 6/25/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	06/25/20
Current Rate	1.65%
Contractual maturities of borrowings with the FHLB	$ 121	326
Advance Date 10/29/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/29/20
Current Rate	1.51%
Contractual maturities of borrowings with the FHLB	$ 378	784
Advance Date 10/29/2015
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/29/20
Current Rate	1.90%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 1/27/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/27/21
Current Rate	1.92%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 1/27/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/27/23
Current Rate	1.87%
Contractual maturities of borrowings with the FHLB	$ 469	611
Advance Date 2/12/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	02/13/23
Current Rate	1.66%
Contractual maturities of borrowings with the FHLB	$ 479	621
Advance Date 2/12/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	02/13/23
Current Rate	2.04%
Contractual maturities of borrowings with the FHLB	$ 500	500
Advance Date 10/28/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/28/20
Current Rate	1.57%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 11/04/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/04/21
Current Rate	1.72%
Contractual maturities of borrowings with the FHLB	$ 2,000	2,000
Advance Date 11/17/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/17/21
Current Rate	2.13%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 11/17/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/17/21
Current Rate	1.78%
Contractual maturities of borrowings with the FHLB	$ 411	611
Advance Date 11/17/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/17/23
Current Rate	2.07%
Contractual maturities of borrowings with the FHLB	$ 589	729
Advance Date 11/28/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/29/19
Current Rate	1.78%
Contractual maturities of borrowings with the FHLB	$ 0	1,500
Advance Date 12/21/2016
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	12/23/19
Current Rate	1.91%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 1/4/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/04/19
Current Rate	1.62%
Contractual maturities of borrowings with the FHLB	$ 0	1,500
Advance Date 1/19/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/21/20
Current Rate	1.91%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 3/24/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	03/24/22
Current Rate	2.00%
Contractual maturities of borrowings with the FHLB	$ 719	1,017
Advance Date 3/24/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	03/25/24
Current Rate	2.28%
Contractual maturities of borrowings with the FHLB	$ 956	1,164
Advance Date 7/24/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	07/24/20
Current Rate	1.88%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 7/24/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	07/26/21
Current Rate	2.03%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 7/24/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	07/25/22
Current Rate	1.94%
Contractual maturities of borrowings with the FHLB	$ 545	743
Advance Date 8/31/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	08/31/21
Current Rate	1.96%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 9/11/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	09/11/20
Current Rate	1.80%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 9/11/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	09/12/22
Current Rate	2.07%
Contractual maturities of borrowings with the FHLB	$ 1,500	1,500
Advance Date 9/27/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	09/27/22
Current Rate	2.28%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 1/18/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/18/19
Current Rate	2.17%
Contractual maturities of borrowings with the FHLB	$ 0	1,500
Advance Date 1/24/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/24/20
Current Rate	2.42%
Contractual maturities of borrowings with the FHLB	$ 1,500	1,500
Advance Date 2/9/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	02/09/22
Current Rate	2.78%
Contractual maturities of borrowings with the FHLB	$ 2,500	2,500
Advance Date 3/21/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	03/21/23
Current Rate	3.13%
Contractual maturities of borrowings with the FHLB	$ 1,500	1,500
Advance Date 4/4/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	04/04/23
Current Rate	3.00%
Contractual maturities of borrowings with the FHLB	$ 2,000	2,000
Advance Date 5/22/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	05/23/22
Current Rate	3.22%
Contractual maturities of borrowings with the FHLB	$ 1,500	1,500
Advance Date 5/29/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	05/31/22
Current Rate	2.97%
Contractual maturities of borrowings with the FHLB	$ 2,000	2,000
Advance Date 5/29/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	05/30/23
Current Rate	3.01%
Contractual maturities of borrowings with the FHLB	$ 1,500	1,500
Advance Date 6/28/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	06/28/23
Current Rate	3.13%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 6/28/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	06/28/24
Current Rate	3.25%
Contractual maturities of borrowings with the FHLB	$ 2,000	2,000
Advance Date 7/23/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	07/23/24
Current Rate	3.34%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 8/20/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	08/20/20
Current Rate	2.93%
Contractual maturities of borrowings with the FHLB	$ 2,000	2,000
Advance Date 8/31/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	02/28/19
Current Rate	2.56%
Contractual maturities of borrowings with the FHLB	$ 0	1,500
Advance Date 9/25/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	03/25/19
Current Rate	2.66%
Contractual maturities of borrowings with the FHLB	$ 0	2,000
Advance Date 9/27/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	09/27/21
Current Rate	3.24%
Contractual maturities of borrowings with the FHLB	$ 1,500	1,500
Advance Date 10/18/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	04/18/19
Current Rate	2.76%
Contractual maturities of borrowings with the FHLB	$ 0	1,500
Advance Date 10/30/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	04/30/19
Current Rate	2.78%
Contractual maturities of borrowings with the FHLB	$ 0	1,500
Advance Date 11/23/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	05/23/19
Current Rate	2.82%
Contractual maturities of borrowings with the FHLB	$ 0	1,500
Advance Date 12/3/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/03/19
Current Rate	2.61%
Contractual maturities of borrowings with the FHLB	$ 0	3,750
Advance Date 12/20/2018
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	06/20/19
Current Rate	2.81%
Contractual maturities of borrowings with the FHLB	$ 0	2,000
Advance Date 1/29/2019
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/30/23
Current Rate	2.94%
Contractual maturities of borrowings with the FHLB	$ 3,000	0
Advance Date 1/29/2019
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/29/24
Current Rate	2.97%
Contractual maturities of borrowings with the FHLB	$ 3,000	0
Advance Date 9/30/2019
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	03/30/20
Current Rate	2.10%
Contractual maturities of borrowings with the FHLB	$ 1,000	$ 0